Short-term Investments (Schedule of Short Term Investments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	$ 104,167	$ 1,362,641
Certificates of Deposit [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	104,167	775,000
Corporate Debt [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments		103,506
Federal Home Loan Bank Investments [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments		185,500
Variable Rate Demand Notes [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments		$ 298,635